Organization, Ownership and Business (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	May 15, 2020	Apr. 12, 2019	May 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Ownership percentage, description				No one individual or entity owns at least 50% of the outstanding shares of the Company.		No one individual or entity owns at least 50% of the outstanding shares of the Company.
Number of shares issued during period, values				$ 46,500	$ 10,000	$ 10,000
American International Industries, Inc [Member]
Percentage of subsidiary owned			93.20%
Number of restricted common stock issued			10,100,000
American International Industries, Inc [Member] | Maximum [Member]
Percentage of subsidiary owned				93.20%		93.20%
American International Industries, Inc [Member] | Minimum [Member]
Percentage of subsidiary owned				6.40%		6.40%
Novopelle Diamond, LLC [Member] | Share Exchange Agreement [Member]
Percentage of subsidiary owned		100.00%
Number of shares issued during period, shares		18,000,000
Global Career Networks Inc [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Percentage of subsidiary owned	51.00%
Shares issued, price per share	$ 1.00
Global Career Networks Inc [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Number of shares issued during period, shares	500,000
Number of shares issued during period, values	$ 500,000
Global Career Networks Inc [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member] | Agreed to Issue an Additional Shares [Member]
Number of shares issued during period, shares	1,500,000
Number of shares issued during period, values	$ 1,500,000